Document and Entity Information	0 Months Ended
Apr. 04, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 4, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Apr 4, 2012
Document Effective Date	Apr 4, 2012
Prospectus Date	Apr 4, 2012

Altegris Equity Long Short Fund
RISK/RETURN
INVESTMENT OBJECTIVES:
The Fund seeks to achieve long-term capital appreciation with moderate correlation to major equity market indices and to achieve this objective with less volatility than major equity market indices.
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [_] of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Altegris Equity Long Short Fund	Altegris Equity Long Short Fund Class A Shares	Altegris Equity Long Short Fund Class C Shares	Altegris Equity Long Short Fund Class I Shares	Altegris Equity Long Short Fund Class N Shares	Altegris Equity Long Short Fund Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Altegris Equity Long Short Fund		Altegris Equity Long Short Fund Class A Shares	Altegris Equity Long Short Fund Class C Shares	Altegris Equity Long Short Fund Class I Shares	Altegris Equity Long Short Fund Class N Shares	Altegris Equity Long Short Fund Class Y Shares
Management Fees		2.75%	2.75%	2.75%	2.75%	2.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%	none
Other Expenses	[1]	1.46%	1.46%	1.46%	1.46%	1.42%
Interest and Dividends on Securities Sold Short		1.00%	1.00%	1.00%	1.00%	1.00%
Remaining Other Expenses		0.46%	0.46%	0.46%	0.46%	0.42%
Total Annual Fund Operating Expenses		4.46%	5.21%	4.21%	4.46%	4.17%
Fee Waiver	[2]	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver		4.24%	4.99%	3.99%	4.24%	3.95%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2013, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 3.24%,3.99%, 2.99%,3.24% and 2.95% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Altegris Equity Long Short Fund (USD $)	1 Year	3 Years
Altegris Equity Long Short Fund Class A Shares	976	1,828
Altegris Equity Long Short Fund Class C Shares	499	1,539
Altegris Equity Long Short Fund Class I Shares	401	1,258
Altegris Equity Long Short Fund Class N Shares	426	1,329
Altegris Equity Long Short Fund Class Y Shares	397	1,247

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES:

 Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of domestic and foreign companies ("80% investment policy"). For purposes of the 80% investment policy, the Fund defines equity securities as (1) common stocks, (2) preferred stocks, (3) stock warrants, (4) stock rights and (5) debt securities that are convertible in to stock. The Fund invests in securities of issuers of any capitalization and in any style (from growth to value). The Fund may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade ("high yield securities" or "junk bonds"). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO). The Fund may invest a portion of its assets in private placement offerings which may be illiquid. Additionally, the Fund may employ leverage by borrowing from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes). The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest more than 5% of its total assets in the securities of one or more issuers  and therefore have its' investments focused in fewer securities at any one time than a diversified fund. The Fund may engage in frequent trading of the Fund's portfolio securities.

The Fund's adviser, Altegris Advisors, L.L.C., seeks to achieve long-term capital appreciation with moderate correlation to major equity market indices by using an "Equity Long Short" strategy that is executed by allocating assets among the Fund's sub-advisers, each of which has one or more proprietary equity long/short investment strategies. The Fund's adviser seeks to achieve this objective, with reduced volatility as compared tomajor market indices, in part, by diversifying investments among sub-adviser strategies that are not expected to have returns that are highly correlated to each other or the major equity market indices. However, the Fund is not a market-neutral Fund.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment managers; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation. The adviser's investment process includes what the adviser believes, with confidence, is a rigorous methodology for sourcing, evaluating and qualifying prospective Equity Long Short investment manager candidates for selection to serve as sub-advisers of the Fund. This process is coordinated in conjunction with the adviser's procedures within asset allocation and portfolio construction. Once an investment manager has been engaged as a sub-adviser to the Fund and begins managing a portion of the assets in the Fund's portfolio, the adviser performs extensive ongoing monitoring to assess performance, identify potential style drift, and evaluate core components of risk management. A summary of the adviser's process is as follows:

Asset Allocation	Sourcing	Evaluating
· Analysis of top down and bottom-up factors affecting asset class · Determine Equity Long Short sub-strategy weightings	· Analyze investment managers that represent asset class and sub-strategies · Initial reviews	· Rigorous due diligence · Document collection and review · Investment due diligence · Operational due diligence

Portfolio Construction	Monitoring, Risk Management & Reallocation
· Select and engage sub-advisers from among qualified prospective investment managers. · Quantitative portfolio optimization · Qualitative assessment

·

Assess investment results of sub-advisers by assessing:

- returns

- standard deviations

- performance attribution

- style drift

- correlation changes

- sub-adviser management changes

·

Rebalance between sub-advisers and/or reallocate to new sub-advisers

Asset Allocation: The adviser opportunistically determines the relevant Equity Long Short sub-strategies that should comprise the portfolio within an asset allocation framework. To determine recommended sub-strategy ranges, the process incorporates a combination of top-down and bottom-up analysis that includes quantitative and qualitative factors. The experience of the adviser is critical in determining the qualitative rationale of relevant drivers for sub-strategies.

Sourcing:  The next step in the Equity Long Short strategy investment process is the sourcing of investment managers as prospective sub-advisers from the large and growing universe of Equity Long Short managers. The sourcing of sub-advisers is derived from years of alternative industry experience of the Portfolio Co-Managers and the adviser's research group. The adviser's network of relationships with investment professionals plays an important role. Specific sources can include alternative investment managers, traders, research analysts, other industry contacts and existing investment manager relationships. Other resources include proprietary and public databases and prime brokers. Once the adviser has identified investment managers that are of initial interest as candidates for potential engagement as sub-advisers, these managers are presented to an Investment Committee composed of the adviser's Portfolio Managers and key members from the adviser's research group and management of the adviser and its affiliates. The Investment Committee reviews the initial due diligence of the prospective sub-advisers performed by the research group to determine which of these initially-reviewed investment managers advance for further evaluation as candidates for engagement as sub-advisers in the next stage of review.

Evaluating:  For prospective sub-adviser candidates that advance from the initial review process, the adviser performs a rigorous due diligence process. In addition to qualitative discussions with the sub-advisers and their respective portfolio managers as well as quantitative analysis of the investment strategies performed during the initial review process, the adviser conducts further reviews that include (1) documentation collection and review, (2) investment due diligence and (3) operational due diligence.

The list of documentation required and reviewed by the adviser is lengthy. However, as each investment is unique, not all documentation is required for Investment Committee approval, nor are all documents requested applicable to or available from each prospective sub-adviser candidate. Requested documentation typically encompasses  offering or promotional materials for other funds or accounts advised by the sub-adviser candidate pursuant to the same or a similar strategy to that under evaluation by the adviser, reporting and annual audits for such other funds or accounts, a due diligence questionnaire, investor communications and other materials. The investment and operational due diligence process includes one or more onsite manager visits and multiple interviews, quantitative analysis, background checks and review of the investment strategy, process and risk management as well as business management issues. While due diligence varies across investment managers and investment strategies, the process includes detailed analysis into the investment and operational foundation of a prospective sub-adviser candidate. Among the specifics reviewed by the adviser are:

(i)

Ability of the manager to generate returns within specific risk parameters;

(ii)

Stability of manager's investment process and its ability to sustain return;

(iii)

Expertise of the manager's firm and its employees;

(iv)

Differentiating factors that give the manager an investment edge;

(v)

Infrastructure of the manager's firm from research to trading to operations;

(vi)

The manager's risk control procedures, both from a business and investment standpoint; and

(vii)

The manager's overall business organization.

After numerous contact points, all investment manager information for prospective sub-adviser candidates is documented within a formal report for review and subject to final approval by the Investment Committee.

Portfolio Construction:  Investment managers and investment strategies approved by the Investment Committee, within predefined sub-strategies or manager styles, are then available for possible engagement by the Fund as sub-advisers. The construction process includes a combination of quantitative review, along with a qualitative assessment of each prospective sub-adviser and its respective portfolio management personnel.

Monitoring, Risk Management and Reallocation:  Upon engagement as sub-adviser to the Fund, tracking and monitoring is a critical component of the adviser's approach to maintaining a portfolio designed to capture returns related to manager skill beyond available market beta. The adviser's research staff and Portfolio Managers closely monitor the investment results for each sub-adviser. From a risk management perspective, the adviser will review underlying daily portfolio holdings and its associated statistical risk at both a total portfolio level and individual sub-adviser standpoint. On an ongoing basis, the adviser performs quantitative analyses of performance against predefined parameters, looking for unexplained variances including any material sub-adviser portfolio management changes in business or investment strategy (style drift), material changes in operations, service providers and key personnel as well as any other piece of information that may cause the adviser to re-evaluate a particular sub-adviser. Additionally, the adviser monitors each sub-adviser's volatility relative to historical performance and benchmarks, trading frequency, changes in the management and changes in correlation among the returns of the various equity long short sub-strategies used by the Fund. The adviser may, based on market conditions and its assessment of various quantitative and qualitative factors, opportunistically reallocate Fund assets among other sub-advisers approved by the Investment Committee.

Generally, the adviser's investment process narrows the universe of potential investment managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment strategies deployed. The adviser expects to allocate the Fund's assets to sub-advisers that represent a diversified portfolio. However, asset allocation will vary by sector and sub-strategy. The Fund's investment portfolio is rebalanced among existing or additional approved sub-advisers as a result of the adviser's asset allocation, sourcing, evaluating, portfolio construction and monitoring policies.

Sub-Advisers

The Fund's adviser selects and delegates management of the portfolio to multiple sub-advisers. The adviser determines the various percentages of the Fund's assets to be allocated among each of the sub-advisers and retains the ability to override the sub-adviser's selection of securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines. The adviser is also responsible for ongoing performance evaluation and monitoring of the sub-advisers. The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

The sub-advisers will generally maintain positions (both long and short) in equity and equity derivative securities. The types of securities in which the sub-advisers will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, other investment companies, including ETFs, as well as ADRs and other similar investments. The sub-advisers may also invest in equity securities purchased on foreign exchanges (including securities of issuers located in emerging markets). Derivative instruments in which sub-advisers invest include options and futures, which are primarily used for hedging purposes. Sub-advisers may utilize leverage as part of their portfolio management process. From time to time, individual sub-advisers (and by extension the Fund) may invest a significant portion of their assets in the securities of companies in the same sector, market capitalization and/or geographic categories.

The Equity Long Short strategies employed by the sub-advisers are generally designed to profit by investing in the securities of companies believed to be undervalued or which offer high growth opportunities while also selling short the securities of companies believed to be overvalued or which are expected to experience declining growth. In determining which securities to hold long and which securities to sell short, the sub-advisers may employ a variety of techniques, including fundamental, quantitative, and technical analyses. The sub-advisers sell securities (or buy back short positions) when a target price is reached, an investment parameter or limit relative to a specific strategy is implicated, an investment's fundamentals have changed or when more attractive investments are identified. The sub-advisers may also attempt to manage overall market exposure by varying the ratio of securities they hold long versus those sold short. While the Fund is generally expected to have a net long bias over time, the individual sub-advisers may be net long, market neutral, or net short at any given time depending upon their individual strategies and/or their view of market conditions.

While each sub-adviser is subject to the oversight of the adviser, the adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of the Fund's assets allocated to it by the adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers & Strategies

Harvest Capital Strategies LLC ("Harvest"). Harvest's investment team focuses on performing fundamental, bottoms-up research on companies in a variety of industry sectors, including, agriculture/consumer and financials, and seeks to identify those securities that it believes are over- or under-valued by a significant margin. Harvest also focuses on purely opportunistic investments without regard to sector or industry. This proprietary research effort generally focuses on U.S. publicly traded securities, but can also include securities of privately held companies, and may also have some exposure to foreign equity markets. It can also involve securities of companies with varying market capitalization. Harvest's fundamental research process begins by examining a wide variety of publicly available information, including annual reports, public filings, proxies and press announcements. The research includes speaking with Wall Street analysts in order to assess market sentiment, as well as utilizing a variety of market data and research services such as Bloomberg, Factset, Capital IQ, and ThompsonReuters. Members of the Harvest investment team also leverage their own expertise and experience as part of this analytical process.

The Fund expects to employ Harvest's Agricultural/Consumer and Financials sub-strategies.

OMT Capital Management LLC ("OMT"). OMT seeks capital appreciation by investing and trading in publicly-traded common stocks, preferred stocks, stock warrants and rights, and convertible securities. OMT's investment philosophy is oriented towards an extensive, fundamental research approach to investment selection and risk minimization. OMT makes investment decisions and attempts to reduce company risk by conducting an in-depth analysis of the companies in which it invests. These analyses typically involve evaluating the management of a company by meeting with the company's managers, assessing management's strategy for the company and analyzing the company's finances in order to test the company's ability to meet its goals. OMT generally focuses on small-capitalization companies with above-average growth prospects. Portfolio securities will not necessarily represent a broad diversification of investments among particular issues, industries or types of securities.

Visium Asset Management, LP ("Visium"). Visium pursues equity long short trading strategies across all sectors, with its strategies focused primarily on trading U.S. mid- and large-cap company stocks. Visium employs a bottom-up approach to equity long short investing, starting with the initial generation of ideas at the company level. If an attractive investment thesis is detected, additional analysis is performed to ensure sufficient and accurate information to support a thesis, and to determine whether investment in a company's securities may present a significant competitive advantage or edge. Visium will then analyze the company's industry as a whole to evaluate the stability of conditions, possible impact of economic downturns, and long term growth prospects. Peer analysis is conducted to assess comparables, and to determine if a company is a "best in class" operator and poses in Visium's view an appropriate investment opportunity. Thereafter, Visium performs deeper intrinsic value analysis in order to understand dynamics such as cash flows and volatility, and assess whether a company may present a value and/or growth opportunity. Finally, Visium will assess individual company results and perform further accounting analyses. As a result, the portion of the Fund's portfolio allocated to Visium for management is expected to be dominated by fundamentals driven investments.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

·

Capital Raising Risk: There can be no guarantee that adequate capital will be raised in a timely fashion in order to achieve the Fund’s investment objectives.

·

Credit Risk:  There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The use of futures and options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk. Long options positions may expire worthless.

·

Equity Market Risk:  Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

High Yield or Junk Bond Risk:  Lower-quality convertible debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Leverage Risk:  The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.

·

Management Risk:  The adviser's judgments about the investment expertise of each sub-adviser may prove to be inaccurate and may not produce the desired results. Each sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

·

Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

·

Short Selling and Short Position Risk:  The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities and derivatives are speculative and more risky than "long" positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

·

Small and Medium Capitalization Company Risk:  Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

PERFORMANCE:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 4, 2012
Altegris Equity Long Short Fund | Altegris Equity Long Short Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.00%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.46%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.24%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	976
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,828
Altegris Equity Long Short Fund | Altegris Equity Long Short Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.00%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.21%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,539
Altegris Equity Long Short Fund | Altegris Equity Long Short Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.00%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.21%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	401
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,258
Altegris Equity Long Short Fund | Altegris Equity Long Short Fund Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.00%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.46%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	426
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,329
Altegris Equity Long Short Fund | Altegris Equity Long Short Fund Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.00%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	1.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.17%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	397
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,247
Altegris Equity Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation with moderate correlation to major equity market indices and to achieve this objective with less volatility than major equity market indices.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [_] of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of domestic and foreign companies ("80% investment policy"). For purposes of the 80% investment policy, the Fund defines equity securities as (1) common stocks, (2) preferred stocks, (3) stock warrants, (4) stock rights and (5) debt securities that are convertible in to stock. The Fund invests in securities of issuers of any capitalization and in any style (from growth to value). The Fund may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade ("high yield securities" or "junk bonds"). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO). The Fund may invest a portion of its assets in private placement offerings which may be illiquid. Additionally, the Fund may employ leverage by borrowing from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes). The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest more than 5% of its total assets in the securities of one or more issuers  and therefore have its' investments focused in fewer securities at any one time than a diversified fund. The Fund may engage in frequent trading of the Fund's portfolio securities.

The Fund's adviser, Altegris Advisors, L.L.C., seeks to achieve long-term capital appreciation with moderate correlation to major equity market indices by using an "Equity Long Short" strategy that is executed by allocating assets among the Fund's sub-advisers, each of which has one or more proprietary equity long/short investment strategies. The Fund's adviser seeks to achieve this objective, with reduced volatility as compared tomajor market indices, in part, by diversifying investments among sub-adviser strategies that are not expected to have returns that are highly correlated to each other or the major equity market indices. However, the Fund is not a market-neutral Fund.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment managers; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation. The adviser's investment process includes what the adviser believes, with confidence, is a rigorous methodology for sourcing, evaluating and qualifying prospective Equity Long Short investment manager candidates for selection to serve as sub-advisers of the Fund. This process is coordinated in conjunction with the adviser's procedures within asset allocation and portfolio construction. Once an investment manager has been engaged as a sub-adviser to the Fund and begins managing a portion of the assets in the Fund's portfolio, the adviser performs extensive ongoing monitoring to assess performance, identify potential style drift, and evaluate core components of risk management. A summary of the adviser's process is as follows:

Asset Allocation	Sourcing	Evaluating
· Analysis of top down and bottom-up factors affecting asset class · Determine Equity Long Short sub-strategy weightings	· Analyze investment managers that represent asset class and sub-strategies · Initial reviews	· Rigorous due diligence · Document collection and review · Investment due diligence · Operational due diligence

Portfolio Construction	Monitoring, Risk Management & Reallocation
· Select and engage sub-advisers from among qualified prospective investment managers. · Quantitative portfolio optimization · Qualitative assessment

·

Assess investment results of sub-advisers by assessing:

- returns

- standard deviations

- performance attribution

- style drift

- correlation changes

- sub-adviser management changes

·

Rebalance between sub-advisers and/or reallocate to new sub-advisers

Asset Allocation: The adviser opportunistically determines the relevant Equity Long Short sub-strategies that should comprise the portfolio within an asset allocation framework. To determine recommended sub-strategy ranges, the process incorporates a combination of top-down and bottom-up analysis that includes quantitative and qualitative factors. The experience of the adviser is critical in determining the qualitative rationale of relevant drivers for sub-strategies.

Sourcing:  The next step in the Equity Long Short strategy investment process is the sourcing of investment managers as prospective sub-advisers from the large and growing universe of Equity Long Short managers. The sourcing of sub-advisers is derived from years of alternative industry experience of the Portfolio Co-Managers and the adviser's research group. The adviser's network of relationships with investment professionals plays an important role. Specific sources can include alternative investment managers, traders, research analysts, other industry contacts and existing investment manager relationships. Other resources include proprietary and public databases and prime brokers. Once the adviser has identified investment managers that are of initial interest as candidates for potential engagement as sub-advisers, these managers are presented to an Investment Committee composed of the adviser's Portfolio Managers and key members from the adviser's research group and management of the adviser and its affiliates. The Investment Committee reviews the initial due diligence of the prospective sub-advisers performed by the research group to determine which of these initially-reviewed investment managers advance for further evaluation as candidates for engagement as sub-advisers in the next stage of review.

Evaluating:  For prospective sub-adviser candidates that advance from the initial review process, the adviser performs a rigorous due diligence process. In addition to qualitative discussions with the sub-advisers and their respective portfolio managers as well as quantitative analysis of the investment strategies performed during the initial review process, the adviser conducts further reviews that include (1) documentation collection and review, (2) investment due diligence and (3) operational due diligence.

The list of documentation required and reviewed by the adviser is lengthy. However, as each investment is unique, not all documentation is required for Investment Committee approval, nor are all documents requested applicable to or available from each prospective sub-adviser candidate. Requested documentation typically encompasses  offering or promotional materials for other funds or accounts advised by the sub-adviser candidate pursuant to the same or a similar strategy to that under evaluation by the adviser, reporting and annual audits for such other funds or accounts, a due diligence questionnaire, investor communications and other materials. The investment and operational due diligence process includes one or more onsite manager visits and multiple interviews, quantitative analysis, background checks and review of the investment strategy, process and risk management as well as business management issues. While due diligence varies across investment managers and investment strategies, the process includes detailed analysis into the investment and operational foundation of a prospective sub-adviser candidate. Among the specifics reviewed by the adviser are:

(i)

Ability of the manager to generate returns within specific risk parameters;

(ii)

Stability of manager's investment process and its ability to sustain return;

(iii)

Expertise of the manager's firm and its employees;

(iv)

Differentiating factors that give the manager an investment edge;

(v)

Infrastructure of the manager's firm from research to trading to operations;

(vi)

The manager's risk control procedures, both from a business and investment standpoint; and

(vii)

The manager's overall business organization.

After numerous contact points, all investment manager information for prospective sub-adviser candidates is documented within a formal report for review and subject to final approval by the Investment Committee.

Portfolio Construction:  Investment managers and investment strategies approved by the Investment Committee, within predefined sub-strategies or manager styles, are then available for possible engagement by the Fund as sub-advisers. The construction process includes a combination of quantitative review, along with a qualitative assessment of each prospective sub-adviser and its respective portfolio management personnel.

Monitoring, Risk Management and Reallocation:  Upon engagement as sub-adviser to the Fund, tracking and monitoring is a critical component of the adviser's approach to maintaining a portfolio designed to capture returns related to manager skill beyond available market beta. The adviser's research staff and Portfolio Managers closely monitor the investment results for each sub-adviser. From a risk management perspective, the adviser will review underlying daily portfolio holdings and its associated statistical risk at both a total portfolio level and individual sub-adviser standpoint. On an ongoing basis, the adviser performs quantitative analyses of performance against predefined parameters, looking for unexplained variances including any material sub-adviser portfolio management changes in business or investment strategy (style drift), material changes in operations, service providers and key personnel as well as any other piece of information that may cause the adviser to re-evaluate a particular sub-adviser. Additionally, the adviser monitors each sub-adviser's volatility relative to historical performance and benchmarks, trading frequency, changes in the management and changes in correlation among the returns of the various equity long short sub-strategies used by the Fund. The adviser may, based on market conditions and its assessment of various quantitative and qualitative factors, opportunistically reallocate Fund assets among other sub-advisers approved by the Investment Committee.

Generally, the adviser's investment process narrows the universe of potential investment managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment strategies deployed. The adviser expects to allocate the Fund's assets to sub-advisers that represent a diversified portfolio. However, asset allocation will vary by sector and sub-strategy. The Fund's investment portfolio is rebalanced among existing or additional approved sub-advisers as a result of the adviser's asset allocation, sourcing, evaluating, portfolio construction and monitoring policies.

Sub-Advisers

The Fund's adviser selects and delegates management of the portfolio to multiple sub-advisers. The adviser determines the various percentages of the Fund's assets to be allocated among each of the sub-advisers and retains the ability to override the sub-adviser's selection of securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines. The adviser is also responsible for ongoing performance evaluation and monitoring of the sub-advisers. The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

The sub-advisers will generally maintain positions (both long and short) in equity and equity derivative securities. The types of securities in which the sub-advisers will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, other investment companies, including ETFs, as well as ADRs and other similar investments. The sub-advisers may also invest in equity securities purchased on foreign exchanges (including securities of issuers located in emerging markets). Derivative instruments in which sub-advisers invest include options and futures, which are primarily used for hedging purposes. Sub-advisers may utilize leverage as part of their portfolio management process. From time to time, individual sub-advisers (and by extension the Fund) may invest a significant portion of their assets in the securities of companies in the same sector, market capitalization and/or geographic categories.

The Equity Long Short strategies employed by the sub-advisers are generally designed to profit by investing in the securities of companies believed to be undervalued or which offer high growth opportunities while also selling short the securities of companies believed to be overvalued or which are expected to experience declining growth. In determining which securities to hold long and which securities to sell short, the sub-advisers may employ a variety of techniques, including fundamental, quantitative, and technical analyses. The sub-advisers sell securities (or buy back short positions) when a target price is reached, an investment parameter or limit relative to a specific strategy is implicated, an investment's fundamentals have changed or when more attractive investments are identified. The sub-advisers may also attempt to manage overall market exposure by varying the ratio of securities they hold long versus those sold short. While the Fund is generally expected to have a net long bias over time, the individual sub-advisers may be net long, market neutral, or net short at any given time depending upon their individual strategies and/or their view of market conditions.

While each sub-adviser is subject to the oversight of the adviser, the adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of the Fund's assets allocated to it by the adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers & Strategies

Harvest Capital Strategies LLC ("Harvest"). Harvest's investment team focuses on performing fundamental, bottoms-up research on companies in a variety of industry sectors, including, agriculture/consumer and financials, and seeks to identify those securities that it believes are over- or under-valued by a significant margin. Harvest also focuses on purely opportunistic investments without regard to sector or industry. This proprietary research effort generally focuses on U.S. publicly traded securities, but can also include securities of privately held companies, and may also have some exposure to foreign equity markets. It can also involve securities of companies with varying market capitalization. Harvest's fundamental research process begins by examining a wide variety of publicly available information, including annual reports, public filings, proxies and press announcements. The research includes speaking with Wall Street analysts in order to assess market sentiment, as well as utilizing a variety of market data and research services such as Bloomberg, Factset, Capital IQ, and ThompsonReuters. Members of the Harvest investment team also leverage their own expertise and experience as part of this analytical process.

The Fund expects to employ Harvest's Agricultural/Consumer and Financials sub-strategies.

OMT Capital Management LLC ("OMT"). OMT seeks capital appreciation by investing and trading in publicly-traded common stocks, preferred stocks, stock warrants and rights, and convertible securities. OMT's investment philosophy is oriented towards an extensive, fundamental research approach to investment selection and risk minimization. OMT makes investment decisions and attempts to reduce company risk by conducting an in-depth analysis of the companies in which it invests. These analyses typically involve evaluating the management of a company by meeting with the company's managers, assessing management's strategy for the company and analyzing the company's finances in order to test the company's ability to meet its goals. OMT generally focuses on small-capitalization companies with above-average growth prospects. Portfolio securities will not necessarily represent a broad diversification of investments among particular issues, industries or types of securities.

Visium Asset Management, LP ("Visium"). Visium pursues equity long short trading strategies across all sectors, with its strategies focused primarily on trading U.S. mid- and large-cap company stocks. Visium employs a bottom-up approach to equity long short investing, starting with the initial generation of ideas at the company level. If an attractive investment thesis is detected, additional analysis is performed to ensure sufficient and accurate information to support a thesis, and to determine whether investment in a company's securities may present a significant competitive advantage or edge. Visium will then analyze the company's industry as a whole to evaluate the stability of conditions, possible impact of economic downturns, and long term growth prospects. Peer analysis is conducted to assess comparables, and to determine if a company is a "best in class" operator and poses in Visium's view an appropriate investment opportunity. Thereafter, Visium performs deeper intrinsic value analysis in order to understand dynamics such as cash flows and volatility, and assess whether a company may present a value and/or growth opportunity. Finally, Visium will assess individual company results and perform further accounting analyses. As a result, the portion of the Fund's portfolio allocated to Visium for management is expected to be dominated by fundamentals driven investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

·

Capital Raising Risk: There can be no guarantee that adequate capital will be raised in a timely fashion in order to achieve the Fund’s investment objectives.

·

Credit Risk:  There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The use of futures and options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk. Long options positions may expire worthless.

·

Equity Market Risk:  Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

High Yield or Junk Bond Risk:  Lower-quality convertible debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Leverage Risk:  The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.

·

Management Risk:  The adviser's judgments about the investment expertise of each sub-adviser may prove to be inaccurate and may not produce the desired results. Each sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

·

Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

·

Short Selling and Short Position Risk:  The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities and derivatives are speculative and more risky than "long" positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

·

Small and Medium Capitalization Company Risk:  Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of domestic and foreign companies ("80% investment policy").
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2013, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 3.24%,3.99%, 2.99%,3.24% and 2.95% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 4, 2012